Note 9 - Deferred Charges, Net	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Deferred Charges [Text Block]

9. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2024	$54,202
Additions	15,831
Amortization	(17,345)
Balance, December 31 2024	52,688
Additions	20,898
Amortization	(19,794)
Balance, December 31, 2025	$53,792

During the year ended December 31, 2025, 12 vessels underwent and completed their special surveys and two vessels were in the process of completing their special surveys. During the year ended December 31, 2024, seven vessels underwent and completed their special survey and one vessel was in the process of completing her special survey and during the year ended December 31, 2023, 15 vessels underwent and completed their special surveys and one vessel was in the process of completing her special survey. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.